ADVANCES FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
ADVANCES FROM CUSTOMERS
Schedule of advances from customers

	December 31,
	2024	2025
Customer E	7,517	20,711
Customer F	27,201	13,969
Customer B	7,114	9,863
Others	16,844	17,451
Total	$58,676	$61,994
Less: Advances from customers – short-term portion	$37,192	$48,786
Advances from customers – long-term portion	$21,484	$13,208